Third Party Guarantees, Other Contingent Assets and Liabilities, and Other Commitments - Additional Information (Detail) $ in Thousands, $ in Thousands, in Thousands					12 Months Ended
	Jan. 15, 2020 CLP ($) item	Apr. 09, 2019 CLP ($) item	Aug. 04, 2016 CLF ( )	Aug. 04, 2016 CLP ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CLP ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)	Jul. 09, 2017 CLP ($)	Dec. 31, 2016 CLP ($)
Provisions [Line Items]
Property, plant and equipment was pledged as security for liabilities						$ 0	$ 0
Consolidated equity						$ 1,973,854,394	1,997,491,047	$ 1,989,013,953	$ 5,940,601	$ 1,729,760,249
Bottom of Range
Provisions [Line Items]
Cross default limit					$ 50,000
Percentage of debt repayment acceleration					50.00%	50.00%
GasAtacama Chile S.A. [Member]
Provisions [Line Items]
Provisions						$ 2,196,828
Fine of illegality claim against the superintendency of electricity and fuels	$ 297,738	$ 297,738	120,000	$ 5,954,760
Number of UTAs | item	500	500
Indirect Guarantees [Member]
Provisions [Line Items]
Guarantee outstanding						0	$ 0
Energy Purchase Commitments [Member]
Provisions [Line Items]
Future energy purchase commitments						0
Yankee Bonds [Member]
Provisions [Line Items]
Cross default limit					$ 30,000
Percentage of bondholders, demands debt acceleration					25.00%
Cross default threshold amount					$ 50,000
Bonds outstanding						537,266,386
Local Bonds [Member]
Provisions [Line Items]
Bonds outstanding						$ 306,895,060
Series H [Member]
Provisions [Line Items]
Financial debt to capitalization ratio, maximum					0.64%
Debt to capitalization ratio					0.30%	0.30%
Minimum equity requirement						$ 804,609
Consolidated equity						$ 1,963,775
Financial expense coverage ratio					10.43%
Net asset position					$ 252,580
Series H [Member] | Bottom of Range
Provisions [Line Items]
Financial expense coverage ratio					1.85%
Series H [Member] | Top of Range
Provisions [Line Items]
Net asset position					$ 100,000
Series M [Member]
Provisions [Line Items]
Financial debt to capitalization ratio, maximum					0.64%
Debt to capitalization ratio					0.30%	0.30%